Stated capital (Details) - USD ($) shares in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Number of shares
Beginning Balance, Number of shares	327,820
Shares issued on exercise of options (in shares)	3,868
Ending Balance, Number of shares	331,688	327,820
Stated capital
Beginning balance, Equity	$ 1,743,556	$ 1,224,191
Ending balance, Equity	1,495,622	1,743,556
Stated capital
Stated capital
Beginning balance, Equity	5,223,484	4,530,870
Shares issued on exercise of options	86,470
Ending balance, Equity	5,309,954	5,223,484
Share capital
Stated capital
Beginning balance, Equity	98,911
Shares issued on exercise of options	1,160
Ending balance, Equity	100,071	98,911
Share capital net of issue costs
Stated capital
Beginning balance, Equity	98,346
Shares issued on exercise of options	1,160
Ending balance, Equity	99,506	98,346
Share premium
Stated capital
Beginning balance, Equity	5,154,597
Shares issued on exercise of options	85,310
Ending balance, Equity	5,239,907	5,154,597
Share premium net of issue costs
Stated capital
Beginning balance, Equity	5,125,138
Shares issued on exercise of options	85,310
Ending balance, Equity	$ 5,210,448	$ 5,125,138